UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Back Bay Financial Group, Inc.
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-13127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Siefert
Title:     President
Phone:     617-247-0518

Signature, Place, and Date of Signing:

  /s/  Robert Siefert     Boston, MA     February 08, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $72,662 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103      335     7828 SH       SOLE                     7828        0        0
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778      592    14000 SH       SOLE                    14000        0        0
COLGATE PALMOLIVE CO           COM              194162103      205     2500 SH       SOLE                     2500        0        0
CRA INTL INC                   COM              12618T105     1087    40790 SH       SOLE                    40790        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204       32    15000 SH       SOLE                    15000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      380     2905 SH       SOLE                     2905        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      748    20883 SH       SOLE                    20883        0        0
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     2346    22577 SH       SOLE                    22577        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234      816    19652 SH       SOLE                    19652        0        0
ISHARES TR INDEX               RUSSELL1000VAL   464287598      337     5873 SH       SOLE                     5873        0        0
ISHARES TR INDEX               S&P 500 INDEX    464287200     5310    47487 SH       SOLE                    47487        0        0
ISHARES TR INDEX               S&P MIDCAP 400   464287507    15058   207960 SH       SOLE                   207960        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     7475    56742 SH       SOLE                    56742        0        0
SPDR SERIES TRUST              BRCLYS SHRT ETF  78464A425     6907   287540 SH       SOLE                   287540        0        0
SPDR TR                        UNIT SER 1       78462F103     1752    15723 SH       SOLE                    15723        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      610    10641 SH       SOLE                    10641        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     5704   104691 SH       SOLE                   104691        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     4105   100112 SH       SOLE                   100112        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    18863   402548 SH       SOLE                   402548        0        0